Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,942)	$ (729)	$ (16,969)	$ (20,174)	$ (3,948)
Other comprehensive income
Foreign currency translation adjustments	(243)	77	217	347	67
Other comprehensive income	(243)	77	217	347	67
Total comprehensive loss	(5,185)	(652)	(16,752)	(19,827)	(3,881)
Comprehensive income attributable to redeemable noncontrolling interests	(397)		(27)
Total comprehensive loss attributable to AvePoint, Inc	$ (5,582)	$ (652)	$ (16,779)	$ (19,827)	$ (3,881)